RELATED PARTY TRANSACTIONS (Details Narrative) - Mr. Bideaux [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Due to related party	$ 38,910
2010 [Member]
Debt instrument, decrease, forgiveness	$ 17,574